Income Taxes (Details 3) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Components of the deferred tax asset:
Bad debts	$ 1,619,154	$ 1,513,782
Deferred compensation	6,930	9,176
Contingent liability - MPF program	17,838	17,838
Finance lease	19,044	7,101
Unrealized loss on debt securities AFS	310,208	0
Deferred SBA PPP fees	108,668	0
Other	22,716	20,814
Total deferred tax asset	2,104,558	1,568,711
Components of the deferred tax liability:
Depreciation	461,168	394,564
Limited partnerships	94,952	37,565
Mortgage servicing rights	188,521	193,650
Unrealized gain on debt securities AFS	0	243,321
Investment in CFS Partners	120,113	84,462
Operating lease	3,315	3,178
Prepaid expenses	74,426	79,810
Total deferred tax liability	942,495	1,036,550
Net deferred tax asset	$ 1,162,063	$ 532,161